Schedule of Investments
July 31, 2019
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–36.82%(a)
Australia–1.27%
Australia Government Bond Series 136, REGS, 4.75%, 04/21/2027(b)	AUD	360,000	$312,944
Belgium–0.53%
Solvay Finance S.A. REGS, 5.87% (b)(c)	EUR	100,000	130,972
Canada–2.25%
Canadian Government Bond 2.00%, 06/01/2028	CAD	700,000	551,965
China–0.44%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 5.38%, 05/01/2023(b)	EUR	100,000	107,223
Egypt–0.57%
Egypt Government International Bond 6.38%, 04/11/2031(b)	EUR	120,000	141,155
France–2.54%
Electricite de France S.A. REGS, 4.13% (b)(c)	EUR	100,000	119,137
Orange S.A. REGS, 5.88% (b)(c)	GBP	200,000	266,013
TOTAL S.A. REGS, 2.63% (b)(c)	EUR	200,000	239,406
			624,556
Germany–0.54%
Evonik Industries AG REGS, 2.13%, 07/07/2077(b)	EUR	115,000	131,657
India–1.77%
Province of British Columbia 6.60%, 01/09/2020(b)	INR	30,000,000	435,555
Italy–7.31%
Italy Buoni Poliennali del Tesoro,
REGS, 2.50%, 11/15/2025(b)	EUR	225,000	270,943
3.00%, 08/01/2029(b)	EUR	1,100,000	1,382,457
3.45%, 03/01/2048(b)	EUR	110,000	144,363
			1,797,763
Japan–4.56%
Japan Government Forty Year Bond Series 9, 0.40%, 03/20/2056	JPY	78,650,000	727,205
Japan Government Twenty Year Bond Series 147, 1.60%, 12/20/2033	JPY	35,000,000	394,697
			1,121,902
	Principal Amount		Value
Netherlands–1.94%
Cooperatieve Rabobank U.A. REGS, 5.50% (b)(c)	EUR	200,000	$230,526
Rabobank Capital Funding Trust IV REGS, 5.56% (b)(c)	GBP	200,000	247,379
			477,905
Russia–2.18%
Russian Federal Bond - OFZ Series 6218, 8.50%, 09/17/2031	RUB	31,000,000	535,383
Supranational–1.04%
International Bank for Reconstruction & Development 0.50%, 06/21/2035	EUR	222,000	255,313
Switzerland–1.47%
Credit Suisse AG REGS, 5.75%, 09/18/2025(b)	EUR	100,000	117,552
UBS Group Funding (Switzerland) AG REGS, 5.75% (b)(c)	EUR	200,000	243,403
			360,955
Ukraine–0.49%
Ukraine Government International Bond 6.75%, 06/20/2026(b)	EUR	100,000	120,659
United Kingdom–4.11%
Barclays Bank PLC REGS, 1.50%, 09/03/2023(b)	EUR	200,000	228,283
Direct Line Insurance Group PLC REGS, 9.25%, 04/27/2042(b)	GBP	100,000	144,499
Lloyds Banking Group PLC REGS, 1.75%, 09/07/2028(b)	EUR	100,000	110,257
United Kingdom Gilt,
REGS, 3.50%, 01/22/2045(b)	GBP	263,224	471,943
3.50%, 07/22/2068(b)	GBP	25,000	55,095
			1,010,077
United States–3.81%
Fiserv, Inc. 2.25%, 07/01/2025	GBP	100,000	125,475
Ford Motor Credit Co. LLC 3.02%, 03/06/2024	EUR	100,000	118,682
Medtronic Global Holdings S.C.A. 1.13%, 03/07/2027	EUR	150,000	177,347
MPT Operating Partnership L.P./MPT Finance Corp. 3.33%, 03/24/2025	EUR	100,000	123,098
UGI International LLC 3.25%, 11/01/2025(b)	EUR	100,000	117,586
Verizon Communications, Inc. 2.88%, 01/15/2038	EUR	200,000	275,468
			937,656
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,860,282)			9,053,640

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–34.23%
Brazil–4.33%
Banco do Brasil S.A., 4.75%, 03/20/2024(b)	$200,000	$209,850
Petrobras Global Finance B.V., 5.75%, 02/01/2029	339,000	365,442
Suzano Austria GmbH, 5.00%, 01/15/2030(b)	200,000	204,850
Vale Overseas Ltd., 6.25%, 08/10/2026	251,000	283,881
		1,064,023
Canada–1.85%
Enbridge, Inc., Series 16A, 6.00%, 01/15/2077	150,000	155,478
Gran Tierra Energy, Inc., 7.75%, 05/23/2027(b)	300,000	298,875
		454,353
China–0.80%
Caiyun International Investment Ltd., REGS, 5.50%, 04/08/2022(b)	200,000	196,502
Finland–2.39%
Nordea Bank Abp,
6.63% (b)(c)	250,000	266,839
3.75%, 08/30/2023(b)	307,000	319,649
		586,488
France–1.06%
BPCE S.A., 4.00%, 09/12/2023(b)	250,000	261,820
Germany–1.07%
Landwirtschaftliche Rentenbank, 3.13%, 11/14/2023	250,000	263,074
Italy–0.86%
Eni S.p.A., 4.25%, 05/09/2029(b)	200,000	212,446
Japan–0.84%
Japan Finance Organization for Municipalities, 3.00%, 03/12/2024(b)	200,000	206,932
Luxembourg–0.38%
Intelsat Jackson Holdings S.A., 5.50%, 08/01/2023	100,000	92,625
Mexico–0.74%
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (b)(c)	200,000	182,752
Oman–2.16%
Oman Government International Bond, 6.00%, 08/01/2029(b)	320,000	319,593
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(b)	206,000	211,687
		531,280
Principal Amount		Value
Russia–1.71%
ALROSA Finance S.A., 4.65%, 04/09/2024(b)	$200,000	$208,186
Evraz PLC, 5.25%, 04/02/2024(b)	200,000	211,621
		419,807
Switzerland–0.86%
Credit Suisse Group AG, 7.50% (b)(c)	200,000	212,643
Ukraine–0.95%
Ukraine Government International Bond, REGS, 9.75%, 11/01/2028(b)	200,000	234,085
United Kingdom–3.23%
Bank of England Euro Note, 2.50%, 02/22/2022(b)	110,000	111,772
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	60,000	60,441
HSBC Holdings PLC, 6.25% (c)	200,000	204,643
Lloyds Banking Group PLC, 4.55%, 08/16/2028	200,000	214,935
Nationwide Building Society, 3.62% (3 mo. USD LIBOR + 1.18%), 04/26/2023(b)(d)	200,000	202,843
		794,634
United States–11.00%
AbbVie, Inc., 4.25%, 11/14/2028	88,000	94,095
American Express Co., 3.70%, 11/05/2021	288,000	296,617
AT&T, Inc., 4.35%, 03/01/2029	315,000	340,574
Bank of America Corp., 3.56%, 04/23/2027	255,000	266,005
BP Capital Markets America, Inc., 4.23%, 11/06/2028	116,000	128,891
Cigna Corp., 4.38%, 10/15/2028(b)	161,000	174,737
Citigroup, Inc., 3.35%, 04/24/2025	290,000	298,494
CVS Health Corp., 4.78%, 03/25/2038	214,000	227,028
Fiserv, Inc., 3.50%, 07/01/2029	70,000	71,940
Morgan Stanley, 3.46% (3 mo. USD LIBOR + 1.18%), 01/20/2022(d)	150,000	151,571
Plains All American Pipeline, L.P., Series B, 6.13% (c)	355,000	342,923
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)	120,000	108,336
Southern Co. (The), Series B, 5.50%, 03/15/2057	197,000	204,147
		2,705,358
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,081,206)		8,418,822
U.S. Treasury Securities–13.69%
U.S. Treasury Notes–13.69%
1.75%, 06/30/2024	1,952,863	1,954,972
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Principal Amount		Value
U.S. Treasury Notes–(continued)
2.63%, 02/15/2029	1,101,530	$1,105,699
2.38%, 05/15/2029	305,186	305,389
Total U.S. Treasury Securities (Cost $3,359,579)		3,366,060

Asset-Backed Securities–5.27%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.61%, 10/26/2048(b)(e)(f)	$91,038	92,192
COLT Mortgage Loan Trust, Series 2019-1, Class A1, 3.71%, 03/25/2049(b)(e)	87,208	88,648
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 04/25/2058(b)(e)	206,410	208,662
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(e)	180,147	184,730
Residential Mortgage Loan Trust, Series 2019-1, Class M1, 3.94%, 10/25/2058(b)(e)	201,622	204,772
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class A1, 3.40%, 04/29/2049(b)(e)	98,528	99,626
Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(e)	190,758	193,875
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(e)	221,192	224,026
Total Asset-Backed Securities (Cost $1,277,594)		1,296,531
		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.29%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class X1, IO, 1.15%, 03/25/2024(e) (Cost $72,533)	1,596,183	$71,280
Shares
Money Market Funds–3.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(g)	260,002	260,002
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(g)	187,005	187,080
Invesco Treasury Portfolio, Institutional Class, 2.15%(g)	297,145	297,145
Total Money Market Funds (Cost $744,222)		744,227
TOTAL INVESTMENTS IN SECURITIES—93.33% (Cost $22,395,416)		22,950,560
OTHER ASSETS LESS LIABILITIES–6.67%		1,641,171
NET ASSETS–100.00%		$24,591,731
Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
REGS	– Regulation S
RUB	– Russian Ruble
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $11,481,997, which represented 46.69% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2019.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified date.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro BTP Italian Government Bonds	10	September-2019	$1,547,697	$9,226	$9,226
Euro Bobl	4	September-2019	597,780	1,897	1,897
Japan 10 year Bonds	1	September-2019	1,413,733	3,300	3,300
U.S. Treasury Ultra Bonds	8	September-2019	1,102,750	2,731	2,731
Subtotal—Long Futures Contracts				17,154	17,154
Short Futures Contracts
Interest Rate Risk
Euro-Bund	1	September-2019	(193,803)	(2,024)	(2,024)
Total Futures Contracts				$15,130	$15,130

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/20/2019	Goldman Sachs International	AUD	1,065,000	CAD	969,416	$5,683
09/20/2019	Goldman Sachs International	AUD	92,946	USD	63,778	110
09/20/2019	Goldman Sachs International	CAD	1,941,060	USD	1,480,000	7,882
09/20/2019	Goldman Sachs International	EUR	1,560,000	USD	1,752,303	18,543
09/20/2019	Goldman Sachs International	GBP	400,000	EUR	446,604	8,733
09/20/2019	Goldman Sachs International	GBP	2,730,844	USD	3,425,938	96,939
09/20/2019	Goldman Sachs International	PLN	3,761,766	CZK	22,580,000	1,428
09/20/2019	Goldman Sachs International	PLN	3,754,940	EUR	880,000	8,058
09/20/2019	Goldman Sachs International	PLN	2,337,724	USD	615,792	11,921
09/20/2019	Goldman Sachs International	RUB	68,760,000	USD	1,078,958	5,843
09/20/2019	Goldman Sachs International	USD	141,659	CAD	189,716	2,223
09/20/2019	Goldman Sachs International	USD	1,305,299	IDR	18,500,000,000	7,530
09/20/2019	Goldman Sachs International	USD	745,403	MXN	14,410,000	475
09/20/2019	Goldman Sachs International	USD	16,385	NZD	25,129	132
09/20/2019	Goldman Sachs International	USD	29,504	ZAR	437,136	792
Subtotal—Appreciation						176,292
Currency Risk
09/20/2019	Goldman Sachs International	CAD	1,038,741	AUD	1,130,000	(13,734)
09/20/2019	Goldman Sachs International	CAD	1,618,272	JPY	132,670,000	(3,319)
09/20/2019	Goldman Sachs International	CZK	22,460,000	PLN	3,736,711	(2,728)
09/20/2019	Goldman Sachs International	EUR	880,000	CZK	22,556,477	(5,880)
09/20/2019	Goldman Sachs International	EUR	445,961	GBP	400,000	(8,019)
09/20/2019	Goldman Sachs International	EUR	892,533	PLN	3,815,000	(6,472)
09/20/2019	Goldman Sachs International	IDR	17,579,615,000	USD	1,209,717	(37,797)
09/20/2019	Goldman Sachs International	INR	15,150,000	USD	214,693	(4,461)
09/20/2019	Goldman Sachs International	MXN	13,445,000	USD	692,437	(3,492)
09/20/2019	Goldman Sachs International	NZD	2,282,379	AUD	2,180,000	(6,833)
09/20/2019	Goldman Sachs International	RUB	36,605,000	USD	562,474	(8,809)
09/20/2019	Goldman Sachs International	USD	3,351,120	EUR	2,966,867	(53,791)
09/20/2019	Goldman Sachs International	USD	3,188,545	GBP	2,538,113	(94,493)
09/20/2019	Goldman Sachs International	USD	4,403,257	JPY	473,387,661	(35,852)
09/20/2019	Goldman Sachs International	USD	331,016	KRW	391,000,000	(32)
09/20/2019	Goldman Sachs International	USD	603,324	PLN	2,290,000	(11,780)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2019	Goldman Sachs International	USD	89,198	SEK	842,735	$(1,651)
Subtotal—Depreciation						(299,143)
Total Forward Foreign Currency Contracts						$(122,851)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)(c)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 31, Version 1	Buy	(5.00)%	Quarterly	06/20/2024	2.53%	EUR	1,500,000	$(179,774)	$(185,677)	$(5,903)

(a)	Centrally cleared swap agreements collateralized by $125,000 cash held with Credit Suisse Securities (USA) LLC.
(b)	Implied credit spreads represent the current level, as of July 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(c)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$9,053,640	$—	$9,053,640
U.S. Dollar Denominated Bonds & Notes	—	8,418,822	—	8,418,822
U.S. Treasury Securities	—	3,366,060	—	3,366,060
Asset-Backed Securities	—	1,296,531	—	1,296,531
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	71,280	—	71,280
Money Market Funds	744,227	—	—	744,227
Total Investments in Securities	744,227	22,206,333	—	22,950,560
Other Investments - Assets*
Futures Contracts	17,154	—	—	17,154
Forward Foreign Currency Contracts	—	176,292	—	176,292
	17,154	176,292	—	193,446
Other Investments - Liabilities*
Futures Contracts	(2,024)	—	—	(2,024)
Forward Foreign Currency Contracts	—	(299,143)	—	(299,143)
Swap Agreements	—	(5,903)	—	(5,903)
	(2,024)	(305,046)	—	(307,070)
Total Other Investments	15,130	(128,754)	—	(113,624)
Total Investments	$759,357	$22,077,579	$—	$22,836,936

*	Unrealized appreciation (depreciation).
Invesco World Bond Fund